GOODWILL (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of detailed information about intangible assets [abstract]
Goodwill	$ 2,672,550	$ 2,710,382	$ 2,280,575	$ 3,313,401